Risk Management Activities - Schedule Of Effect Of A Change In Loss On Financial Instruments To Value The Gold Derivative Contracts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Value Of Reasonably Possible Decrease In Forward Prices (US$150) [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	$ 35.4	$ 120.8
Value Of Reasonably Possible Decrease in Forward Prices (US$100) [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	20.1	85.7
Value Of Reasonably Possible Decrease In Forward Prices (US$50) [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	8.6	45.4
Value Of Reasonably Possible Increase in Forward Prices US$50 [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(6.5)	(48.7)
Value Of Reasonably Possible Increase in Forward Prices US$100 [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(11.4)	(99.4)
Value Of Reasonably Possible Increase In Forward Prices US$150 [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(15.0)	(151.1)
Percentage Of Reasonably Possible Decrease In Interest Rates (1.5%) [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(5.2)	5.9
Percentage Of Reasonably Possible Decrease In Interest Rates (1.0%) [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(2.9)	4.0
Percentage Of Reasonably Possible Decrease In Interest Rates (0.5%) [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(0.8)	2.0
Percentage Of Reasonably Possible Increase in Interest Rates 0.5% [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	3.0	(2.1)
Percentage Of Reasonably Possible Increase In Interest Rates 1.0% [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	4.8	(4.2)
Percentage Of Reasonably Possible Increase In Interest Rates 1.5% [Member]
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	$ 6.4	$ (6.3)